Cover	Oct. 12, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 12, 2026
Entity Registrant Name	KKR Enhanced US Direct Lending Fund-L Inc.
Entity Incorporation, State or Country Code	DE
Securities Act File Number	814-01724
Entity Tax Identification Number	99-6101395
Entity Address, Address Line One	555 California Street
Entity Address, Address Line Two	50th Floor
Entity Address, City or Town	San Francisco,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	(415)
Local Phone Number	315-3620
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002012839
Amendment Flag	false